Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2 – Summary of Significant Accounting Policies

Basis of Presentation

The accounting and reporting policies of the Company conform to accounting principles generally accepted in the United States of America (“GAAP”). In the opinion of management, all adjustments considered necessary for the fair presentation of the financial statements for the years presented have been included and are of a normal and recurring nature. The financial statements as of September 30, 2024, and for the three and nine months ended September 30, 2024 and 2023, are unaudited and may not include year-end adjustments necessary to make them comparable to audited results. These financial statements should be read in conjunction with the audited financial statements for the year ended December 31, 2023. The operating results for interim periods are not necessarily indicative of operating results for any other interim period or for the entire year.

Reverse Stock Split

On October 24, 2024, we effected a 1-for-6 reverse stock split of all classes of our issued and outstanding capital stock (the “Reverse Stock Split”). All share and per share information is presented after giving effect to the Reverse Stock Split retrospectively for all periods presented. For additional information about the Reverse Stock Split refer to Note 10.

Emerging Growth Company Status

We are an “emerging growth company,” as defined in the Jump Start Our Business Startups Act of 2012 (“JOBS Act”). Under Section 107 of the JOBS Act, emerging growth companies are permitted to use an extended transition period provided in Section 7(a)(2)(B) of the Securities Act, for complying with new or revised accounting standards that have different effective dates for public and private companies. We have elected to use the extended transition period provided in Section 7(a)(2)(B) of the Securities Act for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that we (i) are no longer an emerging growth company, or (ii) affirmatively and irrevocably opt out of the extended transition period provided in Section 7(a)(2)(B). By electing to extend the transition period for complying with new or revised accounting standards, our financial statements may not be comparable to the financial statements of companies that comply with public company effective dates.

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and the footnotes thereto. Actual results could differ from those estimates.

Risks and Uncertainties

We have a limited operating history. Our business and operations are sensitive to general business and economic conditions in the United States. A host of factors beyond our control could cause fluctuations in these conditions. Adverse conditions may include, without limitation, recession, downturn or otherwise, changes in regulations or restrictions on imports, competition or changes in consumer taste. These or other adverse conditions could affect our financial condition and the results of our operations.

Cash and Cash Equivalents

We consider short-term, highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. Cash consists of funds held in our checking account. The Company maintains its cash with a major financial institution located in the United States, which it believes to be creditworthy. The Federal Deposit Insurance Corporation insures balances up to $250,000, but at times we may maintain balances in excess of federally insured limits.

Receivables and Credit Policy

Trade receivables from customers are uncollateralized customer obligations due under normal trade terms. Trade receivables are stated at the amount billed to the customer. Payments of trade receivables are allocated to the specific invoices identified on the customer’s remittance advice or, if unspecified, are applied to the earliest unpaid invoice. We routinely assess our outstanding accounts receivable and recorded a reserve for estimated uncollectible accounts of $340 and $82,090 on September 30, 2024 and December 31, 2023, respectively.

Sales Taxes

Various states impose a sales tax on our sales to non-exempt customers. We collect the sales tax from customers and remit the entire amount to each respective state. Our accounting policy is to exclude the tax collected and remitted to the states from revenue and cost of sales.

Property and Equipment

Property and equipment are recorded at cost if the expenditure exceeds $2,500. Expenditures for renewals and improvements that significantly add to the productive capacity or extend the useful life of an asset are capitalized. Expenditures for maintenance and repairs are expensed as incurred. When equipment is retired or sold, the cost and related accumulated depreciation are eliminated from the balance sheet accounts and the resultant gain or loss is reflected in income.

Depreciation is provided using the straight-line method, based on useful lives of the assets which range from three to fifteen years depending on the asset type.

We review the carrying value of property and equipment for impairment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable from the estimated future cash flows expected to result from its use and eventual disposition. In cases where undiscounted expected future cash flows are less than the carrying value, an impairment loss is recognized equal to an amount by which the carrying value exceeds the fair value of assets. The factors considered by management in performing this assessment include current operating results, trends and prospects, the manner in which the property is used, and the effects of obsolescence, demand, competition, and other economic factors.

Fair Value Measurements

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. When fair value measurements are used, valuation techniques should maximize the use of observable inputs and minimize the use of unobservable inputs.

GAAP has established a fair value hierarchy which prioritizes the valuation inputs into three broad levels. Level 1 inputs consist of quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the related asset or liability. Level 3 inputs are unobservable inputs related to the asset or liability.

Our Simple Agreements for Future Equity (“SAFEs”) are adjusted to fair value each reporting period pursuant to Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity, and are classified within Level 3 of the fair value hierarchy. Our estimate of fair value is largely based on our expectations related to the likelihood, timing, and manner in which the SAFEs will ultimately be settled. Significant unobservable inputs include an estimate of the underlying fair value of our Class A common stock, which is dependent on assumptions related to projected cash flows of the business, volatility, and expected term.

Income Taxes

We determine deferred income taxes using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur. Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

We have incurred taxable losses since inception but are current in our tax filing obligations. We are not presently subject to any income tax audit in any taxing jurisdiction.

The Company has incurred taxable losses since inception but is current in its tax filing obligations. The Company is not presently subject to any income tax audit in any taxing jurisdiction.

Revenue Recognition

We recognize revenue when a customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services.

To determine revenue recognition for arrangements that we determine are within the scope of ASC 606, Revenue from Contracts with Customers, we perform the following steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) we satisfy a performance obligation. At contract inception, once the contract is determined to be within the scope of ASC 606, we assess the goods or services promised within each contract and determines those that are performance obligations and assess whether each promised good or service is distinct. We then recognize as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

Revenue from subscription contracts with customers is recognized ratably over the period that commences on the subscription start date and ending on the date the subscription term expires. Revenue from door and video services is generally recognized at the completion of the professional services. Revenue from sales of controllers and recorders is generally recognized at time of delivery.

Goodwill

A non-cash loss on impairment was recorded on December 31, 2023, reflecting goodwill impairment charges totaling $1.67 million. Following a thorough assessment for goodwill impairment, management determined that goodwill attributed to Visionful Holding Inc. (“Visionful”) and Infrastructure Proving Grounds (“IPG”) had become impaired due to underutilization of the acquired assets in revenue generation. Despite this impairment, the technology acquired remains the property of Cloudastructure and retains potential for future utilization.

Liquidity

Our future needs for liquidity will depend on a variety of factors, including, without limitation, our ability to generate cash flows from operations and the timing and availability of net proceeds from any future financing activities that we may conduct. Economic uncertainty, fluctuating interest rates, market volatility, slowdowns in transaction volume, delays in financings from banks and other lenders and other negative trends may, in the future, adversely impact our ability to timely access potential sources of liquidity. If we are unable to raise additional capital when desired, or on terms that are acceptable to us, our business, financial condition and results of operations could be adversely affected.

On November 25, 2024, we entered into a Securities Purchase Agreement, as amended by Amendment No. 1 to Securities Purchase Agreement, dated January 16, 2025 (as so amended, the “Securities Purchase Agreement” or “Equity Financing”) with Streeterville Capital, LLC, a Utah limited liability company (“Streeterville”), upon the closing of which we will issue and sell to Streeterville $6,300,000 of newly designated Series 1 Convertible Preferred Stock, par value $0.0001 per share (the “Series 1 Preferred”). We also entered into an Equity Purchase Agreement (the “Equity Purchase Agreement” or “Equity Line”) with Atlas Sciences, LLC, a Utah limited liability company (“Atlas”), which provides that, upon the terms and subject to the conditions and limitations set forth therein, Atlas will purchase up to an aggregate of $50,000,000 of our Class A common stock, par value $0.0001 per share (the “Class A common stock”), over the 24-month term of the Equity Line. For additional details regarding the Equity Financing and Equity Line, see Note 11 – Subsequent Events.

Our ability to continue as a going concern is dependent on our ability to further implement our business plan. The accompanying unaudited financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The unaudited financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.

We believe that upon closing the Equity Financing and the Equity Line, together with our cash on hand and anticipated cash flows from operations are sufficient to address any going concern uncertainties and will be sufficient to meet our liquidity and capital resource requirements to ensure that we are able to meet our obligations and continue operations for at least one year from the issuance date of these interim financial statements.

Recent Accounting Pronouncements

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and interim periods in fiscal years beginning after December 15, 2024, and requires single reporting entities to comply with the expanded reportable segment disclosures outlined in the ASU. The expanded reportable segment disclosures are intended to enhance certain disclosures surrounding significant segment expenses. We are currently evaluating the impact of the new standard on our financial statements.

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosure” (“ASU 2023-09”). ASU 2023-09 is effective for public entities for fiscal years beginning after December 15, 2024, and interim periods in fiscal years beginning after December 15, 2025, and establishes new income tax requirements in addition to modifying and eliminating certain existing requirements. Under ASU 2023-09, entities must consistently categorize and provide greater disaggregation of information in the rate reconciliation and further disaggregate income taxes paid. We are currently evaluating the impact of the new standard on our financial statements.

In March 2024, the SEC adopted final rules under Release No. 33-11275, The Enhancement and Standardization of Climate-Related Disclosures for Investors (the “Climate Rules”). The Climate Rules require quantitative and qualitative disclosure of certain climate-related information in registration statements and annual reports filed. These disclosures include financial statement footnote disclosure related to the effects of certain severe weather events and other natural conditions. In April 2024, the SEC issued an order staying the Climate Rules pending completion of a judicial review of certain petitions challenging their validity. If the stay is lifted, the effective dates remain unchanged and we remain a smaller reporting company, emerging growth company or non-accelerated filer, the Climate Rules will be effective for our fiscal year ending December 31, 2027. We are currently evaluating the impact of the Climate Rules on our financial statements.